Equity (Tables)	12 Months Ended
Feb. 24, 2023
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table summarizes the changes in accumulated balances of other comprehensive income (loss) during the years ended February 24, 2023 and February 25, 2022:

	Unrealized gain (loss) on investments	Pension and other post-retirement liability adjustments	Derivative adjustments	Foreign currency translation adjustments	Total
Balance as of February 26, 2021	$0.3	$(6.6)	$(7.6)	$(26.1)	$(40.0)
Other comprehensive income (loss) before reclassifications	—	12.0	—	(23.3)	(11.3)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(0.2)	0.9	—	0.7
Net other comprehensive income (loss) during period	—	11.8	0.9	(23.3)	(10.6)
Balance as of February 25, 2022	$0.3	$5.2	$(6.7)	$(49.4)	$(50.6)
Other comprehensive income (loss) before reclassifications	(0.4)	4.9	—	(26.6)	(22.1)
Amounts reclassified from accumulated other comprehensive income (loss)	—	(0.8)	1.0	—	0.2
Net other comprehensive income (loss) during period	(0.4)	4.1	1.0	(26.6)	(21.9)
Balance as of February 24, 2023	$(0.1)	$9.3	$(5.7)	$(76.0)	$(72.5)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table provides details about reclassifications out of accumulated other comprehensive income (loss) for the years ended February 24, 2023 and February 25, 2022:

Detail of Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)		Affected Line in the Consolidated Statements of Income
	Year Ended
	February 24, 2023	February 25, 2022
Amortization of pension and other post-retirement actuarial losses (gains)	$(1.6)	$(0.2)	Other income, net
Prior service cost (credit)	0.5	(0.1)	Other income, net
Income tax expense	0.3	0.1	Income tax expense (benefit)
	(0.8)	(0.2)

Derivative adjustments	1.3	1.3	Interest expense
Income tax benefit	(0.3)	(0.4)	Income tax expense (benefit)
	1.0	0.9

Total reclassifications	$0.2	$0.7